Bank loans (Tables)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Debt Disclosure [Abstract]
Bank loans

	As of March 31,
	2023	2022

Unsecured loan from China Construction Bank wholly repayable within 1 year	$218,400	$257,997
Unsecured loan from Bank of Beijing wholly repayable within 1 year	363,773	204,032
Unsecured loan from Bank of Beijing wholly repayable within 1 year	146,328	—
Unsecured loan from China Citic Bank wholly repayable within 1 year	291,200	—
Secured loan from China Construction Bank wholly repayable within 1 year	338,520	—
Total bank loans wholly repayable within 1 year	1,358,221	462,029

Secured loan from China Construction Bank wholly repayable more than 1 year	—	366,653
Total bank loans	$1,358,221	$828,682

	As of March 31,
	2022	2021

Unsecured loan from China Construction Bank wholly repayable within 1 year	$257,997	$402,254
Unsecured loan from Bank of Beijing wholly repayable within 1 year	204,032	—
Total unsecured bank loan wholly repayable within 1 year	462,029	402,254

Secured loan from China Construction Bank wholly repayable more than 1 year	366,653	261,251
Total	$828,682	$663,505